Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 129	$ 767
Accounts receivable	76	81
Total current assets	205	848
Non-current assets
Long term restricted deposits	11	11
Right of use assets		84
Property and equipment, net	35	56
Total non-current assets	46	151
Total assets	251	999
Current liabilities
Trade and other payables	388	473
Stockholders’ loans	157
Total current liabilities	545	473
Non-current liabilities
Stockholders’ loans		161
Total non-current liabilities		161
Total liabilities	545	634
Contingent liabilities and commitments
Stockholders’ equity (deficit)
Common stock, par value $0.001 per share, 600,000,000 shares authorized: 71,008,144 and 69,931,056 issued and outstanding as of December 31, 2024 and 2023, respectively	70	69
Additional paid-in capital	16,374	15,135
Accumulated deficit	(16,738)	(14,839)
Total stockholders’ equity (deficit)	(294)	365
Total liabilities and stockholders’ equity	$ 251	$ 999